Shareholder Report, Holdings (Details)	May 31, 2026
C000129670 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000129670 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000129670 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000129670 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000129670 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129670 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129670 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129670 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129670 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129670 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129670 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000129670 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000129670 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000129670 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129670 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129671 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000129671 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000129671 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000129671 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000129671 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129671 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129671 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129671 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129671 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129671 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129671 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000129671 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000129671 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000129671 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129671 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169046 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000169046 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000169046 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169046 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169046 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169046 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169046 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169046 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169046 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169046 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169046 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000169046 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000169046 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000169046 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169046 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%